Earnout Share Liability	6 Months Ended
Jun. 30, 2016
Earnout Share Liability [Abstract]
Earnout Share Liability

Note 11. Earnout Share Liability

The earnout shares liability is subject to re-measurement at each balance sheet date until the shares are released or until the expiration of the liability at December 31, 2016 under the governing agreement, and any change in fair value is recognized in the Company’s condensed consolidated statement of operations. The earnout shares are expected to be released in up to ten business days from the date the Company files its Annual Report with the SEC.

The Company determines the fair value of the earnout share liability using a Monte Carlo simulation, which models future EBITDA and ordinary share stock prices during the earn-out period using the Geometric Brownian Motion. This model is dependent upon several variables such as the earnout share agreement’s expected term, expected risk-free interest rate over the expected term, the equity volatility of the Company’s stock price over the expected term, the asset volatility, and the Company’s forecasted EBITDA. The expected term represents the period of time that the earnout shares agreement is expected to be outstanding. The risk-free rates are based on U.S. Treasury securities with similar maturities as the expected term of the earnout share agreement at the date of valuation. The Company measures volatility using a blended weighted average of the volatility rates for a number of similar publicly-traded companies. The inputs to the model were stock price, risk-free rate, expected term and volatility. In general, the inputs used are unobservable; therefore unless indicated otherwise, the earnout share liability is classified as Level 3 under guidance for fair value measurements hierarchy.

Out of the 3,000,000 earnout shares initially placed in escrow, 500,000 shares were released in April of 2015 upon achievement of the EBITDA target for the fiscal year ended December 31, 2014 and 1,000,000 shares were released in June 2016 upon achievement of the EBITDA target for the fiscal year ended December 31, 2015.

The table below provides a reconciliation of the beginning and ending balances for the earnout shares liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2015	$34,154
Fair value adjustment - three months ended March 31, 2016	(3,704)
Balance – March 31, 2016	30,450
Fair value adjustment of released earn out shares - three months ended June 30, 2016	(11,691)
Fair value adjustment of outstanding earn out shares - three months ended June 30, 2016	(3,330)
Balance – June 30, 2016	$15,429

The main variable that affected the change in fair value of the earnout share liability was the stock price which declined from $13.74 to $11.31 as of December 31, 2015 and June 30, 2016, respectively.